Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	60 Months Ended	74 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000101136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	12.48%		4.02%			6.00%
C000201968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	6.28%		2.60%			5.13%
C000101134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	12.10%		3.71%			5.69%
C000101135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	12.41%		3.97%			5.96%
C000101144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.12%		5.83%			7.89%
C000101143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.91%		5.58%			7.64%
C000201971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	7.88%		4.44%			7.05%
C000101145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.19%		5.89%			7.95%
C000101148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	16.09%		7.23%			9.01%
C000201972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.62%		5.76%			8.10%
C000101146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.70%		6.91%			8.68%
C000101147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.02%		7.19%			8.95%
C000101150 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.60%		8.42%			9.89%
C000101149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.27%		8.14%			9.62%
C000201973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	11.17%		7.00%			9.03%
C000101151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.66%		8.48%			9.95%
C000101154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	19.10%		9.61%			10.75%
C000201974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	12.51%		8.10%			9.83%
C000101152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	18.76%		9.27%			10.42%
C000101153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	19.02%		9.54%			10.69%
C000101156 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.71%		10.40%			11.21%
C000101155 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.38%		10.12%			10.94%
C000201975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	14.11%		8.94%			10.34%
C000101157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.72%		10.44%			11.27%
C000101160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.59%		10.79%			11.45%
C000201976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	14.91%		9.28%			10.52%
C000101158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	21.25%		10.46%			11.12%
C000101159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.58%		10.74%			11.40%
C000166218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.66%		10.76%		12.34%
C000166217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	21.37%		10.49%		12.05%
C000201977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	14.98%		9.31%		11.46%
C000166219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.71%		10.81%		12.39%
C000213835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.72%		10.83%	12.26%
C000213838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	14.96%		9.32%	10.96%
C000213836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	21.36%		10.50%	11.93%
C000213837 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.68%		10.77%	12.20%
C000251822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	22.43%	21.48%
C000251821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	22.04%	21.02%
C000251823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	15.71%	14.74%
C000251820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	22.48%	21.55%
Without Sales Load [Member] | C000201968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	12.17%		3.72%			5.70%
Without Sales Load [Member] | C000201971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	13.86%		5.57%			7.63%
Without Sales Load [Member] | C000201972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	15.69%		6.91%			8.68%
Without Sales Load [Member] | C000201973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	17.33%		8.16%			9.62%
Without Sales Load [Member] | C000201974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	18.74%		9.27%			10.42%
Without Sales Load [Member] | C000201975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	20.43%		10.12%			10.94%
Without Sales Load [Member] | C000201976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	21.27%		10.47%			11.12%
Without Sales Load [Member] | C000201977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	21.35%		10.49%		12.06%
Without Sales Load [Member] | C000213838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	21.33%		10.50%	11.92%
Without Sales Load [Member] | C000251823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	22.07%	21.05%
Bloomberg U S Aggregate Bond C000101136 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000201968 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000101134 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000101135 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	16.36%	13.59%	15.52%	15.50%	14.59%
Russell 1000 C000101136 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000201968 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000101135 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
LifePath Index Retirement Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index Retirement Fund Custom Benchmark
Average Annual Return, Percent	12.55%		4.11%			6.08%
Russell 1000 C000101134 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
LifePath Index 2030 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2030 Fund Custom Benchmark
Average Annual Return, Percent	14.29%		5.95%			7.99%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	2.89%	(0.36%)	0.95%	1.83%	2.01%
LifePath Index 2035 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2035 Fund Custom Benchmark
Average Annual Return, Percent	16.08%		7.26%			9.03%
LifePath Index 2040 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2040 Fund Custom Benchmark
Average Annual Return, Percent	17.68%		8.48%			9.96%
LifePath Index 2045 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2045 Fund Custom Benchmark
Average Annual Return, Percent	19.15%		9.58%			10.74%
LifePath Index 2050 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2050 Fund Custom Benchmark
Average Annual Return, Percent	20.74%		10.41%			11.25%
LifePath Index 2055 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2055 Fund Custom Benchmark
Average Annual Return, Percent	21.59%		10.76%			11.44%
LifePath Index 2060 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2060 Fund Custom Benchmark
Average Annual Return, Percent	21.74%		10.80%		12.36%
LifePath Index 2065 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2065 Fund Custom Benchmark
Average Annual Return, Percent	21.74%		10.79%	12.19%
LifePath Index 2070 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Index 2070 Fund Custom Benchmark
Average Annual Return, Percent	21.74%	16.39%